Offerings - Offering: 1	Dec. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (par value of $0.25 per share)
Amount Registered | shares	101,407,297
Maximum Aggregate Offering Price	$ 5,627,775,720.93
Fee Rate	0.01381%
Amount of Registration Fee	$ 777,195.83
Rule 457(f)	true
Amount of Securities Received | shares	102,118,105
Value of Securities Received, Per Share	85.9850
Value of Securities Received	$ 8,780,625,258.43
Cash Consideration Paid	3,152,849,537.50
Fee Note MAOP	$ 5,627,775,720.93
Offering Note	This registration statement relates to the registration of the maximum number of shares of common stock, par value $0.25 per share, of Skyworks Solutions, Inc. ("Skyworks" and such common stock, "Skyworks Common Stock") estimated to be issuable by Skyworks pursuant to the mergers described in this registration statement and the Agreement and Plan of Merger, dated as of October 27, 2025 (as may be amended, restated, supplemented or otherwise modified from time to time, the "Merger Agreement"), by and among Skyworks, Comet Acquisition Corp., Comet Acquisition II, LLC and Qorvo, Inc. ("Qorvo"). The amount in the "Amount Registered" column represents the maximum number of shares of Skyworks Common Stock estimated to be issuable at the Effective Time (as defined in this registration statement). The number of shares of Skyworks Common Stock being registered is based on (1) 93,130,325, which represents (a) the maximum number of shares of common stock, par value $0.0001 per share, of Qorvo ("Qorvo Common Stock") estimated to be outstanding immediately prior to the mergers described in this registration statement and in the Merger Agreement (calculated as the sum of an estimate of the maximum number of shares of Qorvo Common Stock outstanding as of November 28, 2025, and the number of shares of Qorvo Common Stock issuable or expected to be issued, converted or exchanged (including in respect of Qorvo's equity awards (including Accelerated Qorvo RSUs, as defined in the Merger Agreement)) in connection with the mergers), multiplied by (b) the exchange ratio of 0.960 shares of Skyworks Common Stock for each share of Qorvo Common Stock entitled to receive Skyworks Common Stock in the mergers, and (2) 8,276,972, which represents (a) the maximum number of shares of Qorvo Common Stock issuable in respect of restricted stock unit awards of Qorvo other than Accelerated Qorvo RSUs (as defined in the Merger Agreement), multiplied by (b) a conversion ratio of 1.6206, which conversion ratio has been estimated for purposes of calculating the filing fee herein based on historical trading prices of Skyworks Common Stock but will be calculated in accordance with the Merger Agreement at Closing. The "Maximum Aggregate Offering Price" is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act (as defined in this registration statement) and calculated in accordance with Rules 457(c), 457(f)(1) and 457(f)(3) under the Securities Act, based on (a) $8,780,625,258.43, the market value of the estimated maximum number of shares of Qorvo Common Stock that may be canceled and exchanged in the mergers (as set forth in the preceding paragraph), as established by the average of the high and low sales prices of Qorvo Common Stock on Nasdaq (as defined in this registration statement) on November 28, 2025, of $85.985, minus (b) $3,152,849,537.50, which is the aggregate amount of cash estimated to be paid by Skyworks to Qorvo stockholders in the mergers. The aggregate amount of cash set forth in clause (b) of the prior sentence is equal to the product obtained by multiplying (i) the cash consideration of $32.50 per share of Qorvo Common Stock, by (ii) the maximum number of shares of Qorvo Common Stock that may be canceled in the mergers (including any shares of Qorvo Common Stock relating to Accelerated Qorvo RSUs (as defined in the Merger Agreement)).